Note 13 - Commitments and Contingencies	12 Months Ended
Sep. 30, 2021
Notes to Financial Statements
Commitments and Contingencies Disclosure [Text Block]

13. COMMITMENTS AND CONTINGENCIES

In the ordinary course of business, the Company enters into various agreements containing standard indemnification provisions. The Company’s indemnification obligations under such provisions are typically in effect from the date of execution of the applicable agreement through the end of the applicable statute of limitations. The aggregate maximum potential future liability of the Company under such indemnification provisions is uncertain. As of September 30, 2021 and 2020, no amounts have been accrued related to such indemnification provisions.

From time to time, the Company may be exposed to litigation in connection with its operations. The Company’s policy is to assess the likelihood of any adverse judgments or outcomes related to legal matters, as well as ranges of probable losses.

MIT Licensing Agreement

In December 2007, the Company entered into a license agreement with MIT pursuant to which the Company acquired an exclusive world-wide license to develop and commercialize technology related to self-assembling peptide compositions, and methods of making and using such compositions in medical and non-medical applications, including claims that cover the Company’s proposed products and methods of use thereof. The license also provides non-exclusive rights to additional intellectual property in the fields that cover the Company’s proposed products and methods of use thereof, in order to provide freedom to operate. The license provides the Company a right to sublicense the exclusively licensed intellectual property. The Company has not sublicensed the exclusively licensed intellectual property to any party for any field.

In exchange for the licenses granted in the agreement, the Company has paid MIT license maintenance fees and patent prosecution costs. The Company paid license maintenance fees of $50,000 to MIT in the fiscal years ended September 30, 2021 and 2020. For the years ended September 30, 2021 and 2020, the annual MIT license maintenance fees of $50,000 are included in accrued expenses and other liabilities on the Consolidated Balance Sheets. The license maintenance fees and patent prosecution costs cover the contract year beginning January 1 through December 31. Annual license maintenance obligations extend through the life of the patents. In addition, MIT is entitled to royalties on applicable future product sales, if any. The annual payments may be applied towards royalties payable to MIT for that year for product sales.

The Company is obligated to indemnify MIT and related parties from losses arising from claims relating to the exercise of any rights granted to the Company under the license, with certain exceptions. The maximum potential amount of future payments the Company could be required to make under this provision is unlimited. The Company considers there to be a low performance risk as of September 30, 2021.

The agreement expires upon the expiration or abandonment of all patents that are issued and licensed to the Company by MIT under such agreement. The Company expects that patents will be issued from presently pending U.S. and foreign patent applications. Any such patent will have a term of 20 years from the filing date of the underlying application. MIT may terminate the agreement immediately, if the Company ceases to carry on its business, if any nonpayment by the Company is not cured or the Company commits a material breach that is not cured. The Company may terminate the agreement for any reason upon six months’ notice to MIT.

Leases

The Company's corporate offices are located in Framingham, MA. During July 2017, we entered into a three year operating lease commencing October 1, 2017 and ending on September 30, 2020 at our current location. Pursuant to which we are obliged to pay annual rent of $38,400 during the first year, $39,600 during the second year and $42,000 during the third year. During August 2020, we extended the lease through September 30, 2021 at our current location pursuant to which we are obligated to pay annual rent of $42,000. During October 2021 we extended the lease for six months through March 31, 2022 at our current location pursuant to which we are obligated to pay $21,000. As of September 30, 2021 and 2020, the right-of-use ("ROU”) asset of approximately $0 and $39,000, respectively represents our right to use an underlying asset for the lease term and the lease liabilities of approximately $0 and $39,000, respectively, represents our obligation to make lease payments arising from the lease. Our ROU asset is included in prepaid expenses and other current assets and the lease obligations is included in accrued expenses and other current liabilities on our consolidated balance sheets. We believe our present offices are suitable for our current and planned near-term operations.